Deferred Tax Assets and Liabilities - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 4,998	¥ 831
(Charged)/ credited to profit or loss	4,372	4,149	¥ 123
Charged to other comprehensive income	210	18
At the end of the year	9,580	4,998	831
Provision for lease return costs for aircraft and engines [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1,109	1,075
(Charged)/ credited to profit or loss	81	34
At the end of the year	1,190	1,109	1,075
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	61	53
(Charged)/ credited to profit or loss	4	8
At the end of the year	65	61	53
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	80	76
(Charged)/ credited to profit or loss	4	4
At the end of the year	84	80	76
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	115	101
(Charged)/ credited to profit or loss	(54)	14
At the end of the year	61	115	101
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	36	6
Charged to other comprehensive income	(24)	30
At the end of the year	12	36	6
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	70	71
(Charged)/ credited to profit or loss	(5)	(1)
At the end of the year	65	70	71
Loss available for offsetting against future taxable profits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	3,699	66
(Charged)/ credited to profit or loss	4,624	3,633
At the end of the year	8,323	3,699	66
Safety equipment tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	10
(Charged)/ credited to profit or loss	31	10
At the end of the year	41	10
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1	1
(Charged)/ credited to profit or loss	(1)
At the end of the year		1	1
Lease liabilities/right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	94
(Charged)/ credited to profit or loss	(94)	94
At the end of the year		94
Net deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	5,311	1,484
(Charged)/ credited to profit or loss	4,586	3,797
Charged to other comprehensive income	(24)	30
At the end of the year	9,873	5,311	1,484
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(100)	(18)
Charged to other comprehensive income	100	(82)
At the end of the year		(100)	(18)
Net deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(313)	(653)
(Charged)/ credited to profit or loss	(214)	352
Charged to other comprehensive income	234	(12)
At the end of the year	(293)	(313)	(653)
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	7
(Charged)/ credited to profit or loss	3	7
At the end of the year	10	7
Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	29	35
(Charged)/ credited to profit or loss	(7)	(6)
At the end of the year	22	29	35
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(213)	(283)
Charged to other comprehensive income	134	70
At the end of the year	(79)	(213)	(283)
Lease liabilities/right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		(352)
(Charged)/ credited to profit or loss	(214)	¥ 352
At the end of the year	¥ (214)		¥ (352)